STATUTORY RESERVE (Details)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
STATUTORY RESERVE
Percentage allocation of annual after-tax profit to general reserve	0.10
Percentage limit of general reserve to distribute dividends	50.00%	50.00%	50.00%